Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Summary Of Selected Statements Of Income Data

	Year ended December 31,
	2010	2011	2012
Financial income:

Interest on bank deposits	$786	$1,185	$2,476
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,455	3,191	2,918

	3,241	4,376	5,394
Financial expenses:

Bank charges	(186)	(163)	(219)
Foreign currency translation differences, net	(998)	(13)	(383)

	$2,057	$4,200	$4,792